Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement
Sales revenue	$ 22,489	$ 18,491	$ 58,651	$ 28,248	$ 119,325	$ 6,538
Cost of goods sold		2,854	24,260	3,218	47,823	12,006
Gross Margin	22,489	15,637	34,391	25,030	71,502	(5,468)
Operating Expenses:
Stock based compensation expense	109,500		485,467		904,125	1,012,500
Professional fees	112,241	18,839	212,427	96,980	207,892	130,642
Salary and wage expense	45,177	110,770	134,701	236,854	491,223	274,057
General and administrative	90,646	56,900	130,021	104,191	231,033	303,670
Total Operating Expenses	357,564	186,509	962,616	438,025	1,834,273	1,720,869
Loss from Operations	(335,075)	(170,872)	(928,225)	(412,995)	(1,762,771)	(1,726,337)
Other expense:
Interest expense	(8,630)	(451)	(16,455)	(678)	(6,344)
Interest expense - debt discount and loan financing fees	(323,349)		(415,849)		(85,250)
Impairment loss on investment					(1,846,515)
Loss on issuance of convertible debt	(478,239)		(489,011)		(152,966)
Loss on investment					(4,010)
Total other expense	(810,218)	(451)	(921,315)	(678)	(2,095,085)
Loss before provision for income taxes	(1,145,293)	(171,323)	(1,849,540)	(413,673)	(3,857,856)	(1,726,337)
Provision for income taxes
Net loss	$ (1,145,293)	$ (171,323)	$ (1,849,540)	$ (413,673)	$ (3,857,856)	$ (1,726,337)
Basic and diluted loss per common share	$ (0.03)	$ (0.02)	$ (0.07)	$ (0.04)	$ (0.31)	$ (0.24)
Weighted average number of common shares outstanding	30,097,359	11,073,750	25,848,180	11,065,621	12,563,717	7,282,387